Consolidated Statements of Financial Positions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Trade and other receivables	$ 1,218,980	$ 1,567,486	$ 1,030,336
Cash and bank balances	1,629,589	2,095,489	4,970,367
Total current assets	2,848,569	3,662,975	6,000,703
Non-current assets
Trade and other receivables	378,942	487,282	500,000
Investment in an associate			220,950
Property, plant and equipment	2,870,824	3,691,592	3,253,046
Intangible assets	97,126	124,894	93,050
Financial assets, at FVOCI	14,161	18,210
Total non-current assets	3,361,053	4,321,978	4,067,046
Total assets	6,209,622	7,984,953	10,067,749
Current liabilities
Trade and other payables	345,180	443,867	441,023
Contract liabilities	139,819	179,793	107,742
Borrowings	31,765	40,847	37,650
Lease liabilities	15,241	19,598	8,262
Warrant liabilities	19,491	25,064	11,945
Total current liabilities	551,496	709,169	606,622
Non-current liabilities
Borrowings	286,691	368,656	394,310
Lease liabilities	41,575	53,461	23,028
Total non-current liabilities	328,266	422,117	417,338
Total liabilities	879,762	1,131,286	1,023,960
Capital and reserves
Share capital	19,174,826	24,656,909	23,793,950
Capital reserve	409,543	526,631	73,982
Share-based payment reserve	86,496	111,225
Translation reserve	60,870	78,273	(53,757)
Accumulated losses	(14,642,345)	(18,828,592)	(14,848,135)
Equity attributable to owners of the equity	5,089,390	6,544,446	8,966,040
Non-controlling interests	240,470	309,221	77,749
Total equity	5,329,860	6,853,667	9,043,789
Total liabilities and equity	$ 6,209,622	$ 7,984,953	$ 10,067,749